Financing Receivables - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Installment receivables
Financial Instruments [Line Items]
Cost of receivables	¥ 794,248	¥ 756,710
Reclassified receivables held for sale	827,144	939,394
Credit card receivables
Financial Instruments [Line Items]
Cost of receivables	42,159	46,099
Reclassified receivables held for sale	¥ 3,404	¥ 3,653